Label	Element	Value
International Developed Markets Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	International Developed Markets Equity Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The International Developed Markets Equity Portfolio (the “Portfolio”) seeks long-term capital appreciation through investments in equity securities of companies based in developed markets outside the United States.

Expense [Heading]	rr_ExpenseHeading	Portfolio Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Institutional Class of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees Paid Directly from Your Investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (Expenses that You Pay Each Year as a Percentage of the Value of Your Investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the period September 28, 2022 (commencement of operations) through October 31, 2022, the Portfolio’s portfolio turnover rate was 3% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	3.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated amounts for the current fiscal year
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Institutional Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Institutional Class’s operating expenses remain the same, except that the example assumes the fee waiver and expense reimbursement agreement pertains only through February 28, 2024. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Class shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Portfolio invests primarily in companies based in developed markets outside the United States. Harding Loevner LP (“Harding Loevner”), the Portfolio’s investment adviser, undertakes fundamental research in an effort to identify companies that are well managed, financially sound, fast growing, and strongly competitive, and whose shares are reasonably priced relative to estimates of their value. To reduce its volatility, the Portfolio is diversified across dimensions of geography, industry, currency, and market capitalization. The Portfolio normally holds investments across at least 10 countries.
Factors bearing on whether a company is considered to be “based” in a developed market outside the United States may include: (1) it is legally domiciled in a developed market outside the United States; (2) it conducts at least 50% of its business, as measured by the location of its sales, earnings, assets, or production, in a developed market outside the United States; or (3) it has the principal exchange listing for its securities in a developed market outside the United States.
The Portfolio will normally invest broadly in equity securities of companies domiciled in countries included in the MSCI World ex US Index. The MSCI World ex US Index includes stocks from 22 developed markets in Canada, Europe, Australasia, and the Far East. At least 65% of the Portfolio’s total assets will be denominated in at least three currencies other than the U.S. dollar. For purposes of compliance with this restriction, American Depositary Receipts, Global Depositary Receipts, and European Depositary Receipts (collectively, “Depositary Receipts”), will be considered to be denominated in the currency of the country where the securities underlying the Depositary Receipts are principally traded.
The Portfolio invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks, preferred stocks, rights, and warrants issued by companies that are based in developed markets outside the United States, securities convertible into such securities (including Depositary Receipts), and investment companies that invest in the types of securities in which the Portfolio would normally invest. The Portfolio also may invest in securities of U.S. companies that derive, or are expected to derive, a significant portion of their revenues from their foreign operations, although under normal circumstances not more than 15% of the Portfolio’s total assets will be invested in securities of U.S. companies.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The Portfolio is subject to numerous risks, any of which could cause an investor to lose money. The principal risks of the Portfolio are as follows:
Market Risk. The value of investments in the Portfolio may fluctuate suddenly and unexpectedly as a result of various market and economic factors, including those affecting individual companies, issuers or particular industries.
Currency Risk. Foreign currencies may experience steady or sudden devaluation relative to the U.S. dollar, adversely affecting the value of the Portfolio’s investments. Because the Portfolio’s net asset value is determined on the basis of U.S. dollars, if the local currency of a foreign market depreciates against the U.S. dollar, you may lose money even if the foreign market prices of the Portfolio’s holdings rise.
Foreign Investment Risk. Securities issued by foreign entities involve risks not associated with U.S. investments. These risks include additional taxation, political, economic, social or diplomatic instability, and the above-mentioned possibility of changes in foreign currency exchange rates. There may also be less publicly-available information about a foreign issuer. Such risks may be magnified with respect to securities of issuers in frontier emerging markets.
NAV Risk. The net asset value of the Portfolio and the value of your investment will fluctuate.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Portfolio is subject to numerous risks, any of which could cause an investor to lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Portfolio Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The Institutional Class of the Portfolio is new and does not yet have a full calendar year of performance. After the Institutional Class of the Portfolio has been in operation for a full calendar year, total return information will be presented. Once available, updated Portfolio performance information will be available at www.hardingloevnerfunds.com or by calling (877) 435-8105.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Institutional Class of the Portfolio is new and does not yet have a full calendar year of performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(877) 435-8105
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.hardingloevnerfunds.com
International Developed Markets Equity Portfolio | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (As a Percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (As a Percentage of Amount Redeemed within 90 days or Less from the Date of Purchase)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	6.71%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	7.41%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(6.61%)	[2]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.80%	[2]
1 Year	rr_ExpenseExampleYear01	$ 82
3 Years	rr_ExpenseExampleYear03	$ 1,589

[1]	“Other Expenses” are based on estimated amounts for the current fiscal year
[2]	Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Institutional Class of the Portfolio for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding dividend expenses, borrowing costs, interest expense relating to short sales, interest, taxes, brokerage commissions and extraordinary expenses), as a percentage of average daily net assets, exceed 0.80% through February 28, 2024. This fee waiver and expense reimbursement agreement may be terminated by the Board at any time and will automatically terminate upon the termination of the Investment Advisory Agreement.